Prepayments (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Prepayments
Prepaid mining equipment purchase prices	$ 18,175,800
Prepaid BOD insurance fees	20,625
Total prepayments	18,196,425
Prepayments - current	(20,625)	$ (130,088)
Prepayments - noncurrent	$ 18,175,800